Expense Example (Invesco Basic Value Fund, Class Institutional, Invesco Basic Value Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Basic Value Fund | Class Institutional, Invesco Basic Value Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 84
3 Years	262
5 Years	455
10 Years	$ 1,014